ETFMG Breakwave Sea Decarbonization Tech ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Canada - 4.7%
Chemicals - 0.9%
Methanex Corp.	533	$16,987
Electrical Equipment - 3.8% (d)
Ballard Power Systems, Inc. (a)	11,526	70,539
Total Canada		87,526

Denmark - 2.5%
Construction & Engineering - 0.9%
Cadeler A/S (a)	5,570	17,177
Electric Utilities - 0.8%
Orsted AS (e)	192	15,375
Electrical Equipment - 0.8% (d)
Vestas Wind Systems A/S	785	14,654
Total Denmark		47,206

Finland - 9.0%
Machinery - 9.0%
Cargotec OYJ - Class B	2,751	83,850
Valmet OYJ	775	15,821
Wartsila OYJ Abp	10,868	70,106
Total Machinery		169,777

France - 10.4%
Electrical Equipment - 4.4% (d)
Nexans SA	917	82,590
Machinery - 0.8%
McPhy Energy SA (a)	1,700	15,811
Oil, Gas & Consumable Fuels - 4.3%
Gaztransport Et Technigaz SA	718	79,727
Professional Services - 0.9%
Bureau Veritas SA	765	17,229
Total France		195,357

Germany - 1.7%
Electrical Equipment - 0.8% (d)
Siemens Energy AG	1,373	15,320
Transportation Infrastructure - 0.9%
Hamburger Hafen und Logistik AG	1,577	17,248
Total Germany		32,568

Luxembourg - 5.0%
Electrical Equipment - 5.0% (d)
FREYR Battery SA (a)(b)	6,616	94,211

Marshall Islands - 4.0%
Marine - 4.0%
Eneti, Inc.	11,404	76,064

Netherlands - 10.8%
Chemicals - 5.5%
Akzo Nobel NV	296	16,918
OCI NV	2,348	86,431
Total Chemicals		103,349
Energy Equipment & Services - 4.4%
Technip Energies NV	7,259	82,631
Oil, Gas & Consumable Fuels - 0.9%
Koninklijke Vopak NV	872	15,981
Total Netherlands		201,961

Norway - 22.6%
Aerospace & Defense - 4.3%
Kongsberg Gruppen ASA	2,657	81,014
Chemicals - 4.0%
Yara International ASA	2,144	75,474
Commercial Services & Supplies - 4.9%
Aker Horizons ASA (a)	50,262	63,609
Quantafuel ASA (a)	18,303	15,599
Vow ASA (a)	8,474	13,355
Total Commercial Services & Supplies		92,563
Electrical Equipment - 3.8% (d)
NEL ASA (a)	63,808	70,908
Energy Equipment & Services - 0.9%
Aker Solutions ASA	4,762	16,680
Machinery - 3.8%
Hexagon Composites ASA (a)	32,714	71,626
Marine - 0.9%
Wallenius Wilhelmsen ASA	3,471	17,310
Total Norway		425,575

Sweden - 8.2%
Electrical Equipment - 3.9% (d)
PowerCell Sweden AB (a)	5,799	72,267
Machinery - 4.3%
Alfa Laval AB	3,258	81,731
Total Sweden		153,998

United Kingdom - 7.4%
Aerospace & Defense - 1.7%
Babcock International Group PLC (a)	5,085	15,818
Rolls-Royce Holdings PLC (a)	21,213	16,483
Total Aerospace & Defense		32,301
Electrical Equipment - 5.7% (d)
Ceres Power Holdings PLC (a)	12,997	53,621
ITM Power PLC (a)	45,791	53,480
Total Electrical Equipment		107,101
Total United Kingdom		139,402

United States - 13.0%
Construction & Engineering - 1.5%
Great Lakes Dredge & Dock Corp. (a)	1,934	14,660
Matrix Service Co. (a)	3,292	13,629
Total Construction & Engineering		28,289
Electrical Equipment - 1.8% (d)
Advent Technologies Holdings, Inc. (a)	6,393	19,563
Bloom Energy Corp. - Class A (a)(b)	734	14,673
Total Electrical Equipment		34,236
Machinery - 5.2%
Chart Industries, Inc. (a)(b)	438	80,745
Cummins, Inc.	86	17,502
Total Machinery		98,247
Oil, Gas & Consumable Fuels - 4.5%
New Fortress Energy, Inc.	1,492	65,215
World Fuel Services Corp. (b)	773	18,119
Total Oil, Gas & Consumable Fuels		83,334
Total United States		244,106
TOTAL COMMON STOCKS (Cost $2,362,325)		1,867,751

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.18% (c)	202,230	202,230
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $202,230)

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 2.77% (c)	9,947	9,947
TOTAL SHORT-TERM INVESTMENTS (Cost $9,947)		9,947

Total Investments (Cost $2,574,502) - 110.6%		2,079,928
Liabilities in Excess of Other Assets - (10.6)%		(198,829)
TOTAL NET ASSETS - 100.0%		$1,881,099

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at Sepember 30, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of September 30, 2022 the Fund had a significant portion of its assets in the Electrical Equipment Industry.
(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified insitutional buyers. At September 30, 2022, the market value of these securities total $15,375 which represents 0.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by the Fund.

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of September 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,867,751	$-	$-	$1,867,751
Short-Term Investments	9,947	-	-	9,947
Investments Purchased with Securities Lending Collateral*	-	-	-	202,230
Total Investments in Securities	$1,877,698	$-	$-	$2,079,928
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.